Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,524	$ 1,335
Additions or increase in estimates	2,397	1,641
Releases or decrease in estimates	(2,168)	(1,527)
Reclassifications	113	62
Accretion expense	(122)	(59)
Foreign currency translation	12	72
Balance at end of period	1,756	1,524
Current provisions	759	599
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	327
Additions or increase in estimates	80
Releases or decrease in estimates	(28)
Reclassifications	54
Accretion expense	(17)
Foreign currency translation	(47)
Balance at end of period	369	327
Environmental liability [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	214
Additions or increase in estimates	1
Accretion expense	62
Foreign currency translation	(2)
Balance at end of period	275	214
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	30
Additions or increase in estimates	3
Releases or decrease in estimates	(8)
Foreign currency translation	2
Balance at end of period	27	30
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	102
Additions or increase in estimates	7
Foreign currency translation	(18)
Balance at end of period	91	102
Current provisions	38
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	851
Additions or increase in estimates	2,306
Releases or decrease in estimates	(2,132)
Reclassifications	59
Accretion expense	(167)
Foreign currency translation	77
Balance at end of period	994	$ 851
Current provisions	$ 721